Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 108,223	$ 174,265
Short-term investments	20,704	10,000
Amounts receivable	6,330	12,321
Other assets	5,172	1,015
Total current assets	140,429	197,601
Non-current assets
Investments in associates	103,640	304,911
Other investments	67,886	109,603
Royalty, stream and other interests	1,130,512	1,414,668
Mining interests and plant and equipment	343,693	189
Exploration and evaluation	42,949	95,002
Goodwill	111,204	111,204
Other assets	6,940	1,468
Total Assets	1,947,253	2,234,646
Current liabilities
Accounts payable and accrued liabilities	18,772	11,732
Dividends payable	7,874	7,779
Provisions and other liabilities	1,289	3,494
Total current liabilities	27,935	23,005
Non-current liabilities
Long-term debt	349,042	352,769
Provisions and other liabilities	29,365	0
Deferred income taxes	47,465	87,277
Total liabilities	453,807	463,051
Equity
Share capital	1,656,350	1,609,162
Warrants	18,072	30,901
Contributed surplus	37,642	21,230
Equity component of convertible debentures	17,601	17,601
Accumulated other comprehensive income	13,469	23,499
Retained earnings (deficit)	(249,688)	69,202
Total equity	1,493,446	1,771,595
Total Liabilities and Equity	$ 1,947,253	$ 2,234,646